Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April
	2015	2015	2016	2017	2018	2018	2018	30, 2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2020	60,161,227	0.27-31.96	5.07-9.33	74,834,115
Granted	—	—	—	—
Exercised	2,009,564	0.27	—	—
Forfeited/Cancelled	5,953,060	0.27-31.96	—	—
Outstanding, as of December 31, 2020	52,198,603	0.27-31.96	4.07-8.33	19,538,815
Vested and expected to vest as of December 31, 2020	52,198,603	0.27-31.96	4.07-8.33	19,538,815
Exercisable as of December 31, 2020	8,301,673	0.27-31.96	4.07-8.33	13,364,215

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Origination and servicing	103,124,758	88,671,136	35,885,086	5,499,630
General and administrative	66,264,371	60,445,030	32,794,113	5,025,918
Sales and marketing	2,447,356	1,827,414	1,909,511	292,645

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2020	3,639,402	8.21
Granted	5,823,300	5.65
Vested	631,680	8.61
Forfeited	1,295,728	6.16
Outstanding, as of December 31, 2020	7,535,294	6.49

Schedule of allocated share-based compensation expense

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Origination and servicing	446,808	6,173,735	946,166
General and administrative	5,717,025	3,064,908	469,718
Sales and marketing	8,682	312,785	47,936